Related party transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits	SFr 1,644,065	SFr 1,619,186	SFr 1,502,377
Consulting fees	17,106	151,639	224,091
Share-based compensation	1,536,897	3,196,353	955,051
Key management compensation	3,198,068	4,967,178	SFr 2,681,519
Board of directors and executive management
Related party transactions
Net payable	SFr 100,000	SFr 100,000